23. Investments	6 Months Ended
Jun. 30, 2020
Investment Abstract
Investments
23.	Investments
23.1.	Investments in associates and joint ventures
	Balance at 12.31.2019	Investments	Restructuring, capital decrease and others	Results of equity-accounted investments	CTA	OCI	Dividends	Balance at 06.30.2020
Joint Ventures	1,192	5	(4)	(134)	(145)	-	(68)	846
Associates (*)	4,302	5	17	(375)	(693)	(603)	(32)	2,621
Other investments	5	-	-	−	(1)	-	−	4
Total	5,499	10	13	(509)	(839)	(603)	(100)	3,471
(*) It includes Petrobras Distribuidora and Braskem.